American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2022

Short Duration - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 36.9%
Aerospace and Defense — 0.2%
Boeing Co., 1.43%, 2/4/24	2,200,000	2,109,201
Airlines — 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,165,385	3,049,537
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,203,973	1,199,641
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	3,810,000	3,629,080
		7,878,258
Automobiles — 3.0%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,605,607
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	5,500,000	5,030,190
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	905,783
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	4,975,964
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,750,281
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,632,156
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,471,801
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25	2,250,000	2,264,682
Toyota Motor Credit Corp., 2.50%, 3/22/24	2,821,000	2,737,370
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,939,742
		40,313,576
Banks — 6.6%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,523,000	1,530,834
Banco Santander SA, VRN, 1.72%, 9/14/27	3,384,000	2,894,700
Bank of America Corp., VRN, 3.38%, 4/2/26	1,630,000	1,558,092
Bank of America Corp., VRN, 1.32%, 6/19/26	1,775,000	1,599,955
Bank of America Corp., VRN, 1.73%, 7/22/27	1,356,000	1,189,681
Bank of America Corp., VRN, 4.95%, 7/22/28	3,325,000	3,252,846
Bank of America Corp., VRN, 6.20%, 11/10/28	1,870,000	1,934,082
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	1,270,000	1,073,996
Bank of Nova Scotia, 5.25%, 12/6/24	1,284,000	1,287,342
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,560,279
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	1,565,000	1,473,796
Citigroup, Inc., VRN, 2.01%, 1/25/26	3,036,000	2,815,980
Citigroup, Inc., VRN, 3.11%, 4/8/26	2,700,000	2,558,060
Citigroup, Inc., VRN, 5.61%, 9/29/26	1,580,000	1,588,421
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	4,800,035
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	3,265,000	3,150,823
Fifth Third Bank NA, VRN, 5.85%, 10/27/25	3,590,000	3,628,827
FNB Corp., 2.20%, 2/24/23	530,000	527,370
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	3,045,000	2,934,946
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	5,262,000	5,013,633
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	1,840,000	1,704,845
JPMorgan Chase & Co., VRN, 5.55%, 12/15/25	2,030,000	2,031,583
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	2,362,000	2,057,166
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	2,868,194
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	1,844,000	1,598,821
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	2,265,000	2,218,385
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	2,375,000	2,390,016
National Australia Bank Ltd., 5.13%, 11/22/24	4,245,000	4,265,253
NatWest Group PLC, VRN, 5.52%, 9/30/28	2,270,000	2,245,893

Nordea Bank Abp, 4.75%, 9/22/25(1)	3,075,000	3,058,794
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)	2,322,000	2,245,770
Toronto-Dominion Bank, 4.11%, 6/8/27	2,325,000	2,251,210
U.S. Bancorp, VRN, 5.73%, 10/21/26	4,320,000	4,404,670
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	4,455,000	3,949,207
Wells Fargo & Co., VRN, 4.54%, 8/15/26	871,000	854,412
		87,517,917
Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,606,030
Biotechnology — 0.5%
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	4,786,897
CSL Finance PLC, 3.85%, 4/27/27(1)	2,500,000	2,395,479
		7,182,376
Capital Markets — 2.1%
Bank of New York Mellon Corp., VRN, 5.22%, 11/21/25	4,095,000	4,108,799
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	2,160,000	2,237,433
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,500,000	4,234,121
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	4,845,000	4,639,386
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,033,000	904,587
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	1,025,000	914,105
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	1,004,075
Morgan Stanley, VRN, 0.79%, 5/30/25	1,570,000	1,460,450
Morgan Stanley, VRN, 1.16%, 10/21/25	3,118,000	2,872,236
Morgan Stanley, VRN, 2.63%, 2/18/26	2,538,000	2,385,166
Owl Rock Capital Corp., 3.40%, 7/15/26	461,000	403,067
Owl Rock Core Income Corp., 3.125%, 9/23/26	791,000	674,172
State Street Corp., VRN, 5.75%, 11/4/26	720,000	737,806
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,672,000	1,440,573
		28,015,976
Construction and Engineering — 0.3%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,686,265
Consumer Finance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	2,002,000	1,926,934
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	1,891,000	1,745,530
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	1,289,000	1,128,826
American Express Co., 3.95%, 8/1/25	4,730,000	4,638,363
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,877,530
OneMain Finance Corp., 8.25%, 10/1/23	4,005,000	4,042,900
		16,360,083
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,018,191
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	7,959,317
		8,977,508
Diversified Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	875,334
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,103,087
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	4,040,000	3,420,811
Telecom Italia SpA, 5.30%, 5/30/24(1)	3,087,000	2,931,106
		8,455,004
Electric Utilities — 2.5%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,815,131
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,823,258
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,532,484
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,602,743

Entergy Louisiana LLC, 0.62%, 11/17/23	3,023,000	2,911,497
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	3,000,000	2,961,236
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,219,670
		32,866,019
Electronic Equipment, Instruments and Components — 0.4%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	4,962,138
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	3,864,849
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	1,215,000	1,161,507
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	2,017,000	1,819,239
		2,980,746
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., 3.65%, 3/15/27	889,000	831,633
Brixmor Operating Partnership LP, 3.65%, 6/15/24	5,200,000	5,043,000
EPR Properties, 4.75%, 12/15/26	680,000	611,883
Sabra Health Care LP, 5.125%, 8/15/26	4,200,000	4,001,245
SBA Tower Trust, 6.60%, 1/15/28	1,676,000	1,683,203
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,808,396
Welltower, Inc., 4.25%, 4/15/28	3,155,000	2,962,547
		21,941,907
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	995,242
Food Products — 0.7%
Conagra Brands, Inc., 4.60%, 11/1/25	3,000,000	2,959,187
General Mills, Inc., 5.24%, 11/18/25	2,872,000	2,880,166
Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25(1)	2,476,000	2,443,534
Mondelez International, Inc., 2.125%, 3/17/24	904,000	872,194
		9,155,081
Gas Utilities — 0.3%
Atmos Energy Corp., 0.625%, 3/9/23	3,750,000	3,722,689
Health Care Equipment and Supplies — 0.7%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	5,000,000	5,021,671
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,647,104
		8,668,775
Health Care Providers and Services — 1.3%
Centene Corp., 4.25%, 12/15/27	8,370,000	7,868,371
HCA, Inc., 5.00%, 3/15/24	2,800,000	2,785,247
Humana, Inc., 0.65%, 8/3/23	6,725,000	6,553,116
		17,206,734
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 1.30%, 10/1/23	5,000,000	4,861,740
International Game Technology PLC, 6.50%, 2/15/25(1)	2,061,000	2,076,911
		6,938,651
Insurance — 1.0%
Athene Global Funding, 2.51%, 3/8/24(1)	3,750,000	3,594,809
GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	2,926,036
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	2,326,000	2,160,518
Met Tower Global Funding, 1.25%, 9/14/26(1)	2,741,000	2,389,705
SBL Holdings, Inc., 5.125%, 11/13/26(1)	2,687,000	2,357,798
		13,428,866
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 4.70%, 11/29/24	2,190,000	2,193,179
Amazon.com, Inc., 4.60%, 12/1/25	2,135,000	2,132,142

Amazon.com, Inc., 4.55%, 12/1/27	1,020,000	1,018,469
		5,343,790
IT Services — 0.2%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	2,570,000	2,256,464
Global Payments, Inc., 3.75%, 6/1/23	689,000	684,725
		2,941,189
Leisure Products — 0.3%
Brunswick Corp., 0.85%, 8/18/24	4,000,000	3,697,989
Life Sciences Tools and Services — 1.4%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	4,949,196
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,233,138
PerkinElmer, Inc., 0.85%, 9/15/24	5,000,000	4,636,603
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	5,250,000	4,930,745
		18,749,682
Machinery — 1.4%
Caterpillar Financial Services Corp., 3.40%, 5/13/25	5,580,000	5,426,193
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,410,956
John Deere Capital Corp., 3.40%, 6/6/25	4,660,000	4,525,077
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,895,084
		19,257,310
Media — 0.5%
Cox Communications, Inc., 3.15%, 8/15/24(1)	3,220,000	3,100,812
Univision Communications, Inc., 1.65%, 9/1/26	4,387,000	3,765,822
		6,866,634
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	1,974,248
Multiline Retail — 0.4%
7-Eleven, Inc., 0.80%, 2/10/24(1)	6,000,000	5,712,271
Multi-Utilities — 0.9%
DTE Energy Co., 4.22%, 11/1/24	3,006,000	2,956,905
Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,741,981
Sempra Energy, 3.30%, 4/1/25	3,006,000	2,885,171
		12,584,057
Oil, Gas and Consumable Fuels — 1.3%
Enbridge, Inc., VRN, 4.78%, (SOFR plus 0.63%), 2/16/24	5,500,000	5,472,169
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,538,873
Hess Corp., 3.50%, 7/15/24	1,515,000	1,471,779
HF Sinclair Corp., 2.625%, 10/1/23	1,350,000	1,322,344
Petroleos Mexicanos, 3.50%, 1/30/23	2,050,000	2,044,321
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,140,000	1,073,522
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	722,597
		17,645,605
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,699,087
Personal Products — 0.2%
GSK Consumer Healthcare Capital U.K. PLC, 3.125%, 3/24/25	3,236,000	3,080,125
Pharmaceuticals — 1.1%
Royalty Pharma PLC, 0.75%, 9/2/23	6,220,000	6,027,468
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,532,921
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,254,792
		14,815,181
Road and Rail — 0.7%
DAE Funding LLC, 1.55%, 8/1/24(1)	2,618,000	2,434,500
DAE Funding LLC, 2.625%, 3/20/25(1)	3,925,000	3,677,332

SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,700,000	2,672,087
		8,783,919
Specialty Retail — 0.2%
Lowe's Cos., Inc., 4.40%, 9/8/25	2,487,000	2,452,418
Thrifts and Mortgage Finance — 0.4%
Nationwide Building Society, 4.85%, 7/27/27(1)	5,196,000	5,072,254
Trading Companies and Distributors — 0.4%
Air Lease Corp., 2.75%, 1/15/23	3,745,000	3,740,644
Aircastle Ltd., 5.25%, 8/11/25(1)	1,695,000	1,631,770
		5,372,414
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,370,537
Wireless Telecommunication Services — 0.7%
Sprint LLC, 7.125%, 6/15/24	3,975,000	4,061,417
Sprint LLC, 7.625%, 2/15/25	3,455,000	3,574,315
T-Mobile USA, Inc., 4.75%, 2/1/28	2,255,000	2,197,481
		9,833,213
TOTAL CORPORATE BONDS (Cost $513,475,714)		491,961,148
U.S. TREASURY SECURITIES — 28.4%
U.S. Treasury Notes, 2.50%, 8/15/23	10,000,000	9,862,016
U.S. Treasury Notes, 3.00%, 6/30/24	35,000,000	34,166,016
U.S. Treasury Notes, 1.125%, 1/15/25	40,000,000	37,439,062
U.S. Treasury Notes, 1.50%, 2/15/25(2)	55,000,000	51,777,344
U.S. Treasury Notes, 1.75%, 3/15/25	10,000,000	9,450,781
U.S. Treasury Notes, 2.875%, 6/15/25	25,000,000	24,166,016
U.S. Treasury Notes, 2.75%, 6/30/25	80,000,000	77,087,500
U.S. Treasury Notes, 3.50%, 9/15/25	53,000,000	51,948,281
U.S. Treasury Notes, 3.00%, 9/30/25	55,000,000	53,169,531
U.S. Treasury Notes, 4.00%, 12/15/25	30,000,000	29,817,628
TOTAL U.S. TREASURY SECURITIES (Cost $386,347,528)		378,884,175
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
Private Sponsor Collateralized Mortgage Obligations — 5.3%
Angel Oak Mortgage Trust, Series 2019-4, Class A3, SEQ, VRN, 3.30%, 7/26/49(1)	112,888	112,183
Angel Oak Mortgage Trust, Series 2019-6, Class A2, SEQ, VRN, 2.83%, 11/25/59(1)	357,930	340,912
Angel Oak Mortgage Trust, Series 2021-3, Class A3, VRN, 1.46%, 5/25/66(1)	2,971,145	2,343,688
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1, SEQ, VRN, 5.40%, 11/25/48(1)	4,700,000	4,351,826
Angel Oak Mortgage Trust LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	1,971,000	1,909,214
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,306,424	1,043,308
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	1,034,252	829,317
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	140,789	135,014
Bellemeade Re Ltd., Series 2017-1, Class B1, SEQ, VRN, 9.14%, (1-month LIBOR plus 4.75%), 10/25/27(1)	782,000	782,748
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.29%, (1-month LIBOR plus 2.90%), 4/25/28(1)	2,215,859	2,211,952
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	3,475,000	2,840,213
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A2, SEQ, VRN, 5.50%, 7/25/62(1)	3,795,051	3,693,417
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	748,424	693,513
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	337,338	323,178
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	779	666
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	700,954	645,105
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(1)	3,285,511	2,511,805
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(1)	3,625,575	2,920,170
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	2,225,127	1,748,803
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	4,688,608	4,246,012

GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	34,678	32,066
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.78%, 1/25/35	28,469	26,792
Home RE Ltd., Series 2018-1, Class M2, VRN, 7.39%, (1-month LIBOR plus 3.00%), 10/25/28(1)	3,131,925	3,125,300
Home RE Ltd., Series 2020-1, Class M1C, VRN, 8.54%, (1-month LIBOR plus 4.15%), 10/25/30(1)	709,212	709,558
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,675,000	1,659,089
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.62%, 6/25/56(1)	1,356,825	1,081,610
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.79%, 10/25/29(1)	107,981	101,083
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	411,632	382,527
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	3,239,756	2,689,872
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A2, VRN, 2.77%, 5/25/52(1)	5,840,366	4,570,993
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	121,406	109,490
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.05%, 2/25/35	130,635	122,170
PRKCM Trust, Series 2021-AFC1, Class A3, SEQ, VRN, 2.07%, 8/25/56(1)	6,115,562	4,922,270
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 5.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)	3,457,487	3,378,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.34%, 7/25/34	33,480	32,293
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 9.99%, (1-month LIBOR plus 5.60%), 10/25/30(1)	1,349,540	1,352,480
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 7.79%, (1-month LIBOR plus 3.40%), 8/25/33(1)	806,981	807,028
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 8.29%, (1-month LIBOR plus 3.90%), 8/25/33(1)	4,000,000	3,990,289
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	276,029	267,128
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 3.10%, 11/25/59(1)	4,268,011	4,032,122
Verus Securitization Trust, Series 2020-1, Class A3, SEQ, 2.72%, 1/25/60(1)	3,244,340	3,058,647
Vista Point Securitization Trust, Series 2020-1, Class A2, SEQ, VRN, 2.77%, 3/25/65(1)	918,493	910,037
		71,044,050
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2018-HRP1, Class M2, VRN, 6.04%, (1-month LIBOR plus 1.65%), 4/25/43(1)	209,930	209,666
FHLMC, Series 2021-HQA3, Class M1, VRN, 4.78%, (30-day average SOFR plus 0.85%), 9/25/41(1)	6,425,798	6,140,339
FHLMC, Series 2021-VOLT, Class M2, VRN, 7.54%, (1-month LIBOR plus 3.15%), 9/25/50(1)	24,518	24,532
FHLMC, Series 2022-DNA3, Class M1A, VRN, 5.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)	3,823,941	3,806,608
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.08%, (30-day average SOFR plus 2.15%), 9/25/42(1)	2,979,369	2,982,342
FNMA, Series 2006-60, Class KF, VRN, 4.69%, (1-month LIBOR plus 0.30%), 7/25/36	338,885	333,134
FNMA, Series 2009-33, Class FB, VRN, 5.21%, (1-month LIBOR plus 0.82%), 3/25/37	333,727	334,197
FNMA, Series 2014-C01, Class M2, VRN, 8.79%, (1-month LIBOR plus 4.40%), 1/25/24	4,571,288	4,694,174
FNMA, Series 2014-C02, Class 2M2, VRN, 6.99%, (1-month LIBOR plus 2.60%), 5/25/24	391,921	391,677
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	10,405,282	1,984,520
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	7,326,391	1,377,338
FNMA, Series 2017-C07, Class 1EB2, VRN, 5.39%, (1-month LIBOR plus 1.00%), 5/25/30	1,500,960	1,490,892
FNMA, Series 2021-INV1, Class 2M1, VRN, 6.44%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,235,650	2,225,099
FNMA, Series 2022-R03, Class 1M1, VRN, 6.03%, (30-day average SOFR plus 2.10%), 3/25/42(1)	2,164,070	2,150,119
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,493,587	524,350
		28,668,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,402,567)		99,713,037
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 5.96%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,140,653
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 6.57%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,226,315
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 7.96%, (3-month LIBOR plus 3.60%), 7/25/29(1)	2,500,000	2,351,942
BDS Ltd., Series 2020-FL6, Class E, VRN, 7.17%, (30-day average SOFR plus 3.36%), 9/15/35(1)	3,186,000	3,037,205
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.04%, (1-month LIBOR plus 1.70%), 6/16/36(1)	4,800,000	4,535,328
BXMT Ltd., Series 2020-FL2, Class D, VRN, 6.39%, (1-month SOFR plus 2.06%), 2/15/38(1)	3,995,000	3,811,397
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.85%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,150,000	2,060,726
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 5.48%, (3-month LIBOR plus 1.40%), 11/22/33(1)	1,444,714	1,438,562
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 5.93%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,854,116
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.14%, (3-month LIBOR plus 1.90%), 1/20/30(1)	5,500,000	5,170,841
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 6.96%, (3-month LIBOR plus 2.95%), 1/14/28(1)	4,645,000	4,536,255

Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/31	1,950,000	1,916,072
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 9.53%, (3-month LIBOR plus 4.85%), 2/20/28(1)	5,500,000	5,273,141
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 5.99%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,125,000	4,867,625
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 5.76%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,292,374
PFP Ltd., Series 2021-8, Class D, VRN, 6.48%, (1-month LIBOR plus 2.15%), 8/9/37(1)	3,500,000	3,263,926
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 8.24%, (1-month LIBOR plus 3.85%), 2/25/35(1)	4,250,000	4,233,184
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 5.99%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	8,020,503
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 6.29%, (1-month LIBOR plus 1.90%), 7/25/36(1)	2,000,000	1,903,949
TCP Waterman CLO LLC, Series 2017-1A, Class BR, VRN, 6.58%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	7,929,599
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 7.37%, (3-month LIBOR plus 3.04%), 4/26/28(1)	1,500,000	1,446,315
TRTX Issuer Ltd., Series 2019-FL3, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 10/15/34(1)	791,278	783,563
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 6.64%, (3-month LIBOR plus 2.40%), 9/15/30(1)	2,000,000	1,907,905
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 6.34%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	9,683,055
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 6.21%, (3-month SOFR plus 2.35%), 4/15/34(1)	2,125,000	2,025,040
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $101,835,532)		97,709,591
ASSET-BACKED SECURITIES — 7.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,163,201
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(1)	2,667,060	2,629,012
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,346,455	1,773,204
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	2,412,405	2,110,933
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	6,232,791	5,046,951
Cologix Data Centers US Issuer LLC, Series 2022-LTV1, Class A2, SEQ, 3.30%, 12/26/51(1)	1,254,000	1,098,625
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	6,958,135
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)	2,585,000	2,466,594
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,700,000	1,433,065
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	5,900,000	5,156,736
Global SC Finance VII Srl, Series 2021-2A, Class A, SEQ, 1.95%, 8/17/41(1)	2,696,516	2,340,350
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	365,255	336,587
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	621,430	597,821
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)	6,078,997	4,998,102
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,625,004	4,323,892
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	4,104,941	3,413,940
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	876,686	821,069
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	2,558,840	2,038,977
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,134,420
Progress Residential Trust, Series 2020-SFR3, Class D, SEQ, 1.90%, 10/17/27(1)	7,550,000	6,626,661
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	2,600,000	2,194,614
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	2,000,000	1,650,039
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	306,284	296,949
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	193,781	181,819
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	233,150	218,202
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	746,519	678,790
Slam Ltd., Series 2021-1A, Class A, SEQ, 2.43%, 6/15/46(1)	3,004,053	2,491,905
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	7,713,528	7,530,789
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	3,263,072	2,788,733
Start Ltd., Series 2018-1, Class A, SEQ, 4.09%, 5/15/43(1)	6,001,615	4,807,729
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,992,660	2,666,108
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	3,483,509
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,490,982
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	197,808	191,175
TOTAL ASSET-BACKED SECURITIES (Cost $109,323,043)		93,139,618

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	4,370,000	3,775,486
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 6.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	3,703,000	3,586,636
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 5.47%, (1-month LIBOR plus 1.03%), 12/19/30(1)	4,189,000	4,070,420
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,353,852
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,360,968
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	6,380,762	5,684,372
SMRT, Series 2022-MINI, Class C, VRN, 5.89%, (1-month SOFR plus 1.55%), 1/15/39(1)	4,500,000	4,263,278
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,028,993)		28,095,012
BANK LOAN OBLIGATIONS(3) — 1.5%
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., Term Loan B, 7.69%, (1-month SOFR plus 3.25%), 10/22/25	5,343,585	5,337,948
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, 6.63%, (1-month LIBOR plus 2.25%), 11/8/27	3,238,216	3,228,096
Pharmaceuticals — 0.9%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	5,265,727	5,267,149
Jazz Financing Lux S.a.r.l., USD Term Loan, 7.88%, (1-month LIBOR plus 3.50%), 5/5/28	6,974,799	6,924,127
		12,191,276
TOTAL BANK LOAN OBLIGATIONS (Cost $20,816,044)		20,757,320
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.39%, (1-year H15T1Y plus 2.25%), 9/1/35	112,399	114,285
FHLMC, VRN, 3.49%, (12-month LIBOR plus 1.87%), 7/1/36	15,339	15,507
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.89%), 7/1/41	34,277	34,269
FHLMC, VRN, 2.47%, (12-month LIBOR plus 1.65%), 12/1/42	59,685	59,610
FNMA, VRN, 3.97%, (6-month LIBOR plus 1.57%), 6/1/35	32,053	32,163
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	84,232	84,595
		340,429
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FNMA, 3.50%, 3/1/34	89,249	85,703
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $440,326)		426,132
SHORT-TERM INVESTMENTS — 9.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	340,129	340,129
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $3,285,061), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $3,225,712)		3,224,207
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/32, valued at $20,205,222), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $19,818,376)		19,809,000
		23,033,207
U.S. Treasury Bills(4) — 7.2%
U.S. Treasury Bills, 4.75%, 11/2/23	65,000,000	62,535,936
U.S. Treasury Bills, 4.64%, 11/30/23	35,000,000	33,559,920
		96,095,856
TOTAL SHORT-TERM INVESTMENTS (Cost $119,451,133)		119,469,192
TOTAL INVESTMENT SECURITIES—99.7% (Cost $1,389,120,880)		1,330,155,225
OTHER ASSETS AND LIABILITIES — 0.3%		4,338,344
TOTAL NET ASSETS — 100.0%		$1,334,493,569

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,210	March 2023	$248,144,532	$(850,462)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	137	March 2023	$15,384,672	$230,170
U.S. Treasury 10-Year Ultra Notes	73	March 2023	8,634,531	163,360
U.S. Treasury 5-Year Notes	1,034	March 2023	111,599,297	612,129
U.S. Treasury Long Bonds	70	March 2023	8,774,063	184,413
U.S. Treasury Ultra Bonds	19	March 2023	2,551,938	103,261
			$146,944,501	$1,293,333
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$30,195,000	$(29,625)	$(644,725)	$(674,350)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$21,950,000	92,407	(257,193)	(164,786)
					$62,782	$(901,918)	$(839,136)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$6,600,000	$395	$(5,781)	$(5,386)
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	403	(14,368)	(13,965)
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	402	(14,368)	(13,966)
					$1,200	$(34,517)	$(33,317)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $413,232,435, which represented 31.0% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,132,319.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$491,961,148	—
U.S. Treasury Securities	—	378,884,175	—
Collateralized Mortgage Obligations	—	99,713,037	—
Collateralized Loan Obligations	—	97,709,591	—
Asset-Backed Securities	—	93,139,618	—
Commercial Mortgage-Backed Securities	—	28,095,012	—
Bank Loan Obligations	—	20,757,320	—
U.S. Government Agency Mortgage-Backed Securities	—	426,132	—
Short-Term Investments	$340,129	119,129,063	—
	$340,129	$1,329,815,096	—
Other Financial Instruments
Futures Contracts	$1,293,333	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$850,462	—	—
Swap Agreements	—	$872,453	—
	$850,462	$872,453	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.